COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Sep. 30, 2025
COMMITMENTS AND CONTINGENCIES
Schedule of components of lease expense

	Fiscal year ended
	September 30,
Lease Cost	2025	2024
Operating lease cost	$622,122	$597,670
Short-term lease cost	335	72,510
Total lease cost	$622,457	$670,180

Schedule of other information

Other Information
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$586,334
Right-of-use assets obtained in exchange for new operating lease liabilities	—
Weighted-average remaining lease term — operating leases	0.3	years
Weighted-average discount rate — operating leases	9.1%

Schedule of maturities of operating lease liabilities

Fiscal year
ended
Maturity of Lease Liabilities	September 30,
Operating Leases
2026	195,446
2027	—
2028	—
2029	—
2030	—
Total lease payments	195,446
Less: interest	(2,196)
Present value of lease liabilities	$193,250